Long-term debt (Details Textual) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
	Jul. 03, 2014	Dec. 29, 2014	Jun. 30, 2011	Jun. 11, 2011	Dec. 31, 2015		Dec. 31, 2014	Apr. 08, 2014	Mar. 04, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate					8.20%	[1]	4.48%
Loan Covenant, Security Maintanance Percentage to Loans Outstanding					125.00%
Höegh LNG [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description					Höegh LNG must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of $200 million, and 25% of total assets Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $20 million, 5% of total consolidated indebtedness provided on a recourse basis, and Any amount specified to be a minimum liquidity requirement under any legal obligation.
Höegh LNG Partners LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description					Höegh LNG Partners LP must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of $150 million, and 25% of total assets Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and $3 million multiplied by the number of vessels owned or leased by the Partnership.
Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description					Current assets greater than current liabilities, and Solely with respect to Hoegh LNG Cyprus Limited, a ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%
Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt								$ 161.1	$ 96.0
Early Repayment of Senior Debt		$ 7.9
Old Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			$ 288.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				1.20%
Debt Issuance Cost			$ 1.9
Term Loan Facility [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt										$ 299.0
Export credit tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt								143.1	35.5
Debt Instrument, Description of Variable Rate Basis					The interest rate for the export credit tranche of is LIBOR plus a margin of 2.3%.
Line of Credit Facility, Frequency of Payments							The export credit tranche is repayable in quarterly instalments over 12 years
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.90%
Debt Instrument, Basis Spread on Variable Rate							2.30%
Early Repayment of Senior Debt		6.3
FSRU tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity							$ 12.1
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt								$ 18.0	28.4
Debt Instrument, Description of Variable Rate Basis							FSRU tranche has an interest rate of LIBOR plus a margin of 3.4%.
Line of Credit Facility, Frequency of Payments							The FSRU tranche is repayable quarterly over 7 years
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					1.40%
Debt Instrument, Basis Spread on Variable Rate							3.40%
Debt Issuance Cost							$ 16.5
Early Repayment of Senior Debt		$ 1.6
Mooring tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt									$ 32.1
Line of Credit Facility, Periodic Payment	$ 32.1
Debt Instrument, Description of Variable Rate Basis							The Mooring tranche of $61.9 million bore interest at a rate equal to LIBOR plus a margin of 2.5%.
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					1.00%
Early Repayment of Senior Debt							$ 61.9
Debt, Weighted Average Interest Rate					4.09%		6.46%
Letter of Credit [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit										$ 10.7
Secured Debt [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description					The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche; Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Secured Debt [Member] | Old Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				50.00%
Gallant facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit					$ 26.6
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 106.5
Debt Instrument, Interest Rate, Stated Percentage					4.18%
Debt, Weighted Average Interest Rate					3.40%
Debt Instrument, Interest Rate Terms					LIBOR plus a margin of 2.7%
Gallant facility [Member] | Interest Rate Swap One [Member]
Debt Instrument [Line Items]
Derivative, Swaption Interest Rate					3.10%

[1]	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership of $6.6 million which were recorded as a contribution to equity.